Note 8 Financial instruments level 3 Changes in the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [member]
Financial instruments level 3 Changes in the year [Line Items]
Financial instruments level 3 total		€ 2,984	€ 3,316	€ 3,527
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, assets	[1]	338	611	112
Changes in fair value not recognized in profit and loss		(47)	(89)	2
Acquisitions disposals and liquidations	[2]	2,531	(725)	(432)
Net transfers to level 3		(436)	549	76
Exchange differences and others		(69)	(160)	31
Discontinued operations	[3]	0	(518)	0
Financial instruments level 3 total		5,301	2,984	3,316
Liabilities [member]
Financial instruments level 3 Changes in the year [Line Items]
Financial instruments level 3 total		1,902	2,103	4,115
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities	[1]	143	296	71
Changes in fair value not recognized in profit and loss		(10)	(4)	0
Acquisitions disposals and liquidations	[2]	156	(652)	479
Net transfers to level 3		(80)	199	(2,751)
Exchange differences and others		(56)	(35)	189
Discontinued operations	[3]	0	(5)	0
Financial instruments level 3 total		€ 2,054	€ 1,902	€ 2,103

[1]	(*)Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2021, 2020 and 2019. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.
[2]	(**) Of which, in 2021, the assets roll forward is comprised of €2,742 million of acquisitions and €211 million of disposals. The liabilities roll forward is comprised of €213 million of acquisitions and €57 million of sales.
[3]	(***)The balance of 2020 corresponds mainly to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21)